UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2007

1.847666.100

VIGC-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	$ 4,010,000	$ 3,974,299
Media - 1.2%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	105,387
6.875% 5/1/12	290,000	309,029
7.625% 4/15/31	1,625,000	1,826,212
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,826,964
5.5% 3/15/11	2,675,000	2,704,262
6.45% 3/15/37	1,245,000	1,246,419
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,304,698
4.625% 6/1/13	3,475,000	3,324,654
6.45% 12/1/36 (a)	3,115,000	3,135,235
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,153,475
News America, Inc. 6.2% 12/15/34	6,695,000	6,493,815
Time Warner Entertainment Co. LP 8.375% 7/15/33	6,300,000	7,657,518
Time Warner, Inc. 5.875% 11/15/16	400,000	403,330
Viacom, Inc. 5.75% 4/30/11	1,410,000	1,429,351
		36,920,349
TOTAL CONSUMER DISCRETIONARY		40,894,648
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,185,000	2,096,538
Food & Staples Retailing - 0.2%
CVS Corp. 6.036% 12/10/28 (a)	7,407,144	7,491,660
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	2,935,000	2,985,717
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	505,000	548,420
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,569,575
		3,117,995
TOTAL CONSUMER STAPLES		15,691,910
ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,623,849

	Principal Amount	Value
Oil, Gas & Consumable Fuels - 2.6%
Amerada Hess Corp. 6.65% 8/15/11	$ 1,045,000	$ 1,100,482
Anadarko Petroleum Corp.:
5.95% 9/15/16	3,030,000	3,036,381
6.95% 7/1/24	1,000,000	1,065,000
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,191,466
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,519,394
6.25% 2/15/13	855,000	875,327
6.75% 2/15/32	4,255,000	4,317,570
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,356,437
El Paso Natural Gas Co. 5.95% 4/15/17 (a)	3,330,000	3,313,350
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,510,033
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	326,299
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,846,252
Nakilat, Inc. 6.067% 12/31/33 (a)	4,615,000	4,451,075
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	894,226
Nexen, Inc. 5.875% 3/10/35	1,655,000	1,552,504
Pemex Project Funding Master Trust:
5.75% 12/15/15	3,035,000	3,041,070
6.125% 8/15/08	6,850,000	6,897,950
6.625% 6/15/35	5,950,000	6,128,500
6.6549% 6/15/10 (a)(d)	4,480,000	4,596,480
7.375% 12/15/14	1,350,000	1,491,075
Plains All American Pipeline LP 6.65% 1/15/37 (a)	5,600,000	5,693,016
Ras Laffan LNG III:
5.832% 9/30/16 (a)	2,375,000	2,395,568
6.332% 9/30/27 (a)	2,415,000	2,446,129
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,380,000	1,397,250
		77,442,834
TOTAL ENERGY		84,066,683
FINANCIALS - 7.9%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,733,201
5.625% 1/15/17	3,000,000	2,971,494
5.7% 9/1/12	2,935,000	2,986,277
6.6% 1/15/12	4,610,000	4,866,500
Janus Capital Group, Inc. 5.875% 9/15/11	2,041,000	2,066,378
JPMorgan Chase Capital XX 6.55% 9/29/36	6,140,000	6,099,280
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC 7.125% 5/15/15	$ 5,585,000	$ 5,888,176
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,098,094
6.11% 1/29/37	2,960,000	2,869,616
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,424,681
5.66% 1/9/14 (d)	5,205,000	5,198,796
6.6% 4/1/12	7,695,000	8,144,419
		53,346,912
Commercial Banks - 0.8%
Bank of America NA:
5.3% 3/15/17	1,480,000	1,455,623
6% 10/15/36	1,480,000	1,482,005
Corporacion Andina de Fomento 5.2% 5/21/13	630,000	622,842
HSBC Holdings PLC 6.5% 5/2/36	3,000,000	3,170,727
Korea Development Bank 3.875% 3/2/09	5,775,000	5,635,592
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,472,602
Wachovia Bank NA:
4.875% 2/1/15	4,405,000	4,248,023
5.85% 2/1/37	3,000,000	2,925,357
Wachovia Corp. 4.875% 2/15/14	785,000	761,004
Wells Fargo Bank NA 5.95% 8/26/36	3,000,000	3,033,966
		24,807,741
Consumer Finance - 0.3%
American Express Co. 6.8% 9/1/66 (d)	1,625,000	1,730,532
Capital One Financial Corp. 5.7% 9/15/11	1,375,000	1,388,937
HSBC Finance Corp. 5% 6/30/15	3,525,000	3,392,174
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,172,285
MBNA Corp. 7.5% 3/15/12	1,860,000	2,047,148
		9,731,076
Diversified Financial Services - 1.3%
AGFC Capital Trust I 6% 1/15/67 (a)(d)	650,000	650,881
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,832,032
Citigroup, Inc.:
5% 9/15/14	2,325,000	2,269,805
6.125% 8/25/36	6,000,000	6,094,206
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	20,000	19,821
5.6% 6/1/11	127,000	129,144
5.75% 1/2/13	3,500,000	3,589,488

	Principal Amount	Value
JPMorgan Chase Capital XVII 5.85% 8/1/35	$ 6,975,000	$ 6,587,476
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,375,000	3,260,851
5.5% 1/15/14 (a)	2,405,000	2,416,748
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	3,400,000	3,399,585
		38,250,037
Insurance - 0.6%
AMBAC Financial Group, Inc. 6.15% 2/15/37	2,680,000	2,522,941
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	417,911
Lincoln National Corp. 7% 5/17/66 (d)	5,510,000	5,773,946
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,417,490
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,418,046
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,855,000	3,906,784
		19,457,118
Real Estate Investment Trusts - 2.1%
AMB Property LP 5.9% 8/15/13	2,575,000	2,640,251
Archstone-Smith Operating Trust 5.25% 5/1/15	4,875,000	4,812,819
Arden Realty LP 5.25% 3/1/15	625,000	620,609
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,338,425
5.75% 4/1/12	1,115,000	1,131,384
Camden Property Trust 5.375% 12/15/13	1,655,000	1,647,849
Colonial Properties Trust:
4.75% 2/1/10	615,000	606,283
5.5% 10/1/15	6,290,000	6,176,937
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	984,024
4.625% 8/1/10	225,000	220,611
5% 5/3/10	2,435,000	2,417,785
5.25% 4/15/11	1,395,000	1,390,166
5.375% 10/15/12	1,240,000	1,239,351
Duke Realty LP:
4.625% 5/15/13	925,000	890,572
5.5% 3/1/16	1,270,000	1,261,998
5.625% 8/15/11	1,920,000	1,942,266
5.95% 2/15/17	1,090,000	1,115,634
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,384,465
Hospitality Properties Trust 5.625% 3/15/17 (a)	4,210,000	4,146,202
HRPT Properties Trust 5.75% 11/1/15	670,000	674,961
Liberty Property LP 5.5% 12/15/16	1,715,000	1,703,060
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP:
5.05% 4/15/10	$ 1,735,000	$ 1,719,628
7.25% 3/15/09	1,085,000	1,123,604
Reckson Operating Partnership LP 5.15% 1/15/11	795,000	782,949
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,914,714
4.875% 8/15/10	2,455,000	2,431,258
5.1% 6/15/15	3,210,000	3,130,049
5.625% 8/15/14	4,550,000	4,603,226
7.75% 1/20/11	595,000	646,438
UDR, Inc. 5.5% 4/1/14	2,690,000	2,674,331
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	869,763
Washington (REIT) 5.95% 6/15/11	3,015,000	3,074,884
		62,316,496
Real Estate Management & Development - 0.4%
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,747,344
Realogy Corp.:
6.15% 10/15/11 (a)	2,045,000	2,091,013
6.5% 10/15/16 (a)	4,620,000	4,723,950
Regency Centers LP 6.75% 1/15/12	2,035,000	2,153,771
		11,716,078
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp. 6.25% 5/15/16	1,040,000	1,048,345
Independence Community Bank Corp. 3.75% 4/1/14 (d)	3,820,000	3,705,324
Washington Mutual, Inc. 4.625% 4/1/14	13,300,000	12,440,926
		17,194,595
TOTAL FINANCIALS		236,820,053
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,885,551
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,415,364
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,289,250
7.45% 5/1/34 (a)	420,000	394,800
		8,099,414

	Principal Amount	Value
Airlines - 1.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$ 284,252	$ 287,095
6.978% 10/1/12	678,623	697,285
7.024% 4/15/11	2,180,000	2,255,624
7.858% 4/1/13	3,480,000	3,786,936
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,200,921	2,283,456
6.795% 2/2/20	3,776,335	3,776,335
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	1,552,668	1,599,248
8.36% 7/20/20	5,803,527	6,449,170
United Airlines pass thru trust certificates:
6.071% 9/1/14	882,086	887,555
6.201% 3/1/10	374,508	377,316
6.602% 9/1/13	1,128,038	1,143,548
7.032% 4/1/12	1,897,035	1,925,490
7.186% 10/1/12	4,697,696	4,779,906
		30,248,964
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,274,304
Industrial Conglomerates - 0.5%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	3,600,000	3,627,104
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (a)	6,485,000	6,842,298
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (a)	4,045,000	4,115,597
		14,584,999
TOTAL INDUSTRIALS		56,207,681
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
The Western Union Co. 5.4% 11/17/11	5,100,000	5,107,920
Semiconductors & Semiconductor Equipment - 0.0%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	196,460
TOTAL INFORMATION TECHNOLOGY		5,304,380
MATERIALS - 0.2%
Metals & Mining - 0.1%
Newmont Mining Corp. 5.875% 4/1/35	1,485,000	1,369,575
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,174,054
		4,543,629
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 1,900,000	$ 1,864,679
TOTAL MATERIALS		6,408,308
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,458,671
AT&T, Inc. 6.8% 5/15/36	11,550,000	12,313,351
British Telecommunications PLC 9.125% 12/15/30	4,750,000	6,521,812
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,466,885
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,161,361
6.45% 6/15/34	3,620,000	3,684,584
Sprint Capital Corp.:
6.875% 11/15/28	4,455,000	4,436,677
8.75% 3/15/32	3,365,000	3,969,081
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,883,988
6.375% 11/15/33	6,500,000	6,130,521
7.2% 7/18/36	5,115,000	5,325,298
Telefonica Emisiones SAU 7.045% 6/20/36	9,110,000	9,728,460
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,845,291
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,155,598
		67,081,578
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09	1,755,000	1,720,825
6.375% 3/1/35	2,500,000	2,462,648
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	809,721
8.125% 5/1/12	1,130,000	1,272,013
Nextel Communications, Inc. 5.95% 3/15/14	1,555,000	1,516,125
Sprint Nextel Corp. 6% 12/1/16	2,710,000	2,666,927
Vodafone Group PLC 5% 12/16/13	3,890,000	3,784,025
		14,232,284
TOTAL TELECOMMUNICATION SERVICES		81,313,862

	Principal Amount	Value
UTILITIES - 2.8%
Electric Utilities - 1.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 4,640,000	$ 4,644,682
Commonwealth Edison Co. 5.4% 12/15/11	2,174,000	2,122,033
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,742,187
6.75% 5/1/11	2,230,000	2,323,065
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,123,520
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,284,954
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	75,275
Pacific Gas & Electric Co. 5.8% 3/1/37	1,815,000	1,749,829
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	4,450,000	4,373,905
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,017,040
7.1% 3/1/11	3,277,000	3,498,142
TXU Energy Co. LLC 7% 3/15/13	7,275,000	7,560,471
		39,515,103
Gas Utilities - 0.3%
NiSource Finance Corp.:
5.25% 9/15/17	1,030,000	972,794
5.4% 7/15/14	3,885,000	3,795,528
5.45% 9/15/20	2,460,000	2,312,469
7.875% 11/15/10	925,000	1,002,546
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	196,613
		8,279,950
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,147,582
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,979,820
6.2% 5/15/16	2,715,000	2,775,411
TXU Corp. 5.55% 11/15/14	980,000	866,124
		12,768,937
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,489,817
6.25% 6/30/12	3,230,000	3,377,605
6.3% 9/30/66 (d)	1,855,000	1,889,789
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,965,041
6.125% 4/1/36	1,860,000	1,855,979
National Grid PLC 6.3% 8/1/16	7,060,000	7,372,814
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc. 7% 5/1/12	$ 1,740,000	$ 1,835,700
WPS Resources Corp. 6.11% 12/1/66 (d)	2,330,000	2,298,091
		25,084,836
TOTAL UTILITIES		85,648,826
TOTAL NONCONVERTIBLE BONDS (Cost $609,809,120)		615,241,902
U.S. Government and Government Agency Obligations - 20.9%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
3.25% 2/15/09	3,286,000	3,190,440
4.75% 12/15/10	9,565,000	9,541,011
5% 2/16/12	12,000,000	12,072,588
Federal Home Loan Bank:
5% 9/18/09	3,075,000	3,087,478
5.375% 8/19/11	8,940,000	9,124,879
Freddie Mac:
4% 6/12/13	17,620,000	16,782,169
4.25% 7/15/09	4,615,000	4,554,262
5.25% 7/18/11	413,000	419,416
5.75% 1/15/12	6,410,000	6,653,811
6.625% 9/15/09	3,475,000	3,615,741
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,360,342
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,330,000	2,332,721
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,734,858
U.S. Treasury Inflation Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	23,717,592	22,930,202
2% 1/15/14 (c)	126,074,896	124,833,633
2.375% 4/15/11	13,772,068	13,949,771
3.5% 1/15/11	11,628,900	12,279,140
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		173,992,746
U.S. Treasury Obligations - 12.6%
U.S. Treasury Bonds 6.25% 5/15/30	25,145,000	29,790,941

	Principal Amount	Value
U.S. Treasury Notes:
4.25% 8/15/13	$ 89,342,000	$ 87,816,932
4.5% 9/30/11	20,000,000	19,967,180
4.5% 11/30/11	65,000,000	64,895,870
4.625% 2/29/12 (b)	110,900,000	111,331,391
4.75% 1/31/12	20,000,000	20,174,220
4.75% 5/15/14	44,695,000	45,098,283
TOTAL U.S. TREASURY OBLIGATIONS		379,074,817
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $626,865,386)		626,802,421
U.S. Government Agency - Mortgage Securities - 30.1%

Fannie Mae - 25.0%
3.755% 10/1/33 (d)	292,685	289,362
3.786% 6/1/34 (d)	1,415,436	1,391,088
3.803% 6/1/33 (d)	238,316	237,955
3.837% 10/1/33 (d)	3,725,147	3,679,788
3.849% 10/1/33 (d)	7,119,497	7,056,173
3.945% 5/1/33 (d)	88,456	87,893
4% 8/1/18 to 6/1/19	3,764,703	3,560,487
4% 10/1/18 (d)	219,013	217,160
4.065% 4/1/33 (d)	92,299	92,024
4.084% 2/1/35 (d)	175,122	174,943
4.097% 1/1/35 (d)	476,358	476,563
4.177% 1/1/35 (d)	617,563	608,216
4.25% 2/1/35 (d)	307,653	303,281
4.28% 8/1/33 (d)	544,388	543,336
4.28% 10/1/33 (d)	119,435	118,788
4.283% 3/1/35 (d)	274,295	273,829
4.293% 3/1/33 (d)	325,208	326,722
4.306% 5/1/35 (d)	330,565	330,385
4.307% 3/1/33 (d)	169,166	166,646
4.317% 6/1/33 (d)	151,311	151,992
4.343% 4/1/35 (d)	145,065	144,526
4.347% 1/1/35 (d)	331,320	327,314
4.364% 2/1/34 (d)	616,316	612,829
4.401% 2/1/35 (d)	459,454	453,780
4.413% 5/1/35 (d)	236,550	236,488
4.418% 5/1/35 (d)	829,391	829,285
4.429% 3/1/35 (d)	421,086	416,079
4.448% 8/1/34 (d)	868,091	863,772
4.484% 3/1/35 (d)	936,516	926,638
4.486% 2/1/35 (d)	233,271	233,247
4.5% 4/1/18 to 10/1/35	101,123,471	96,777,791
4.5% 4/1/22 (b)	4,000,000	3,873,408
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 4/1/22 (b)	$ 12,000,000	$ 11,620,224
4.503% 2/1/35 (d)	163,385	164,357
4.506% 2/1/35 (d)	1,660,322	1,668,002
4.51% 3/1/35 (d)	952,659	943,186
4.516% 10/1/35 (d)	88,278	88,014
4.517% 2/1/35 (d)	4,418,420	4,401,756
4.522% 1/1/35 (d)	381,313	380,917
4.525% 7/1/35 (d)	1,002,360	999,584
4.568% 9/1/34 (d)	886,032	880,504
4.568% 7/1/35 (d)	1,081,199	1,081,327
4.577% 2/1/35 (d)	837,253	830,185
4.578% 2/1/35 (d)	2,960,061	2,935,133
4.583% 11/1/34 (d)	841,743	836,135
4.631% 2/1/35 (d)	10,067,562	9,989,685
4.649% 3/1/35 (d)	2,053,884	2,060,263
4.663% 11/1/34 (d)	1,048,375	1,043,314
4.671% 3/1/35 (d)	102,912	103,951
4.686% 5/1/35 (d)	4,470,204	4,477,875
4.708% 10/1/34 (d)	1,024,437	1,020,399
4.726% 7/1/34 (d)	831,997	829,953
4.74% 12/1/34 (d)	702,911	699,802
4.746% 5/1/33 (d)	18,023	18,121
4.773% 12/1/34 (d)	276,951	275,779
4.804% 11/1/34 (d)	782,250	779,788
4.805% 6/1/35 (d)	1,330,396	1,329,831
4.819% 8/1/34 (d)	249,232	250,440
4.86% 10/1/34 (d)	3,210,897	3,205,472
5% 10/1/17 to 8/1/35	69,171,277	67,767,407
5% 4/1/22 (b)	33,000,000	32,540,927
5% 4/1/37 (b)	25,000,000	24,161,225
5% 4/1/37 (b)	40,000,000	38,657,960
5% 4/1/37 (b)	25,000,000	24,161,225
5% 4/1/37 (b)	25,000,000	24,161,225
5.028% 7/1/34 (d)	125,941	126,099
5.064% 5/1/35 (d)	1,648,344	1,653,187
5.071% 9/1/34 (d)	2,426,665	2,431,299
5.096% 5/1/35 (d)	3,907,210	3,924,964
5.158% 5/1/35 (d)	2,836,391	2,840,299
5.166% 8/1/33 (d)	384,099	386,014
5.167% 5/1/35 (d)	1,025,728	1,026,836
5.179% 6/1/35 (d)	1,201,783	1,207,412
5.2% 5/1/35 (d)	3,118,205	3,124,864
5.297% 12/1/35 (d)	1,825,930	1,830,939
5.299% 7/1/35 (d)	135,877	136,331
5.321% 2/1/36 (d)	3,531,274	3,541,393
5.487% 2/1/36 (d)	5,230,312	5,269,652
5.5% 6/1/09 to 2/1/36	160,707,054	159,669,253
5.5% 4/1/37 (b)	45,000,000	44,525,255
5.557% 9/1/36 (d)	1,825,114	1,839,943

	Principal Amount	Value
5.61% 1/1/36 (d)	$ 1,528,392	$ 1,542,110
5.719% 9/1/35 (d)	1,461,684	1,477,788
5.803% 2/1/36 (d)	828,104	836,880
5.856% 1/1/36 (d)	987,510	996,770
6% 6/1/14 to 6/1/36	32,332,292	32,802,048
6% 4/1/22 (b)	1,000,000	1,016,530
6% 4/1/22 (b)	2,000,000	2,033,060
6% 4/1/37 (b)	25,000,000	25,185,200
6.5% 6/1/11 to 7/1/34	47,714,887	49,033,107
6.611% 9/1/36 (d)	4,856,831	4,938,651
7% 3/1/15 to 8/1/32	4,027,639	4,195,121
7.5% 8/1/08 to 11/1/31	3,169,027	3,300,223
8% 1/1/30 to 5/1/30	72,952	76,146
8.5% 3/1/25 to 6/1/25	1,369	1,480
TOTAL FANNIE MAE		751,114,608
Freddie Mac - 2.7%
4% 2/1/20	3,857,352	3,646,698
4.091% 1/1/35 (d)	1,131,210	1,128,321
4.28% 5/1/35 (d)	599,275	595,449
4.281% 3/1/35 (d)	332,377	330,855
4.297% 12/1/34 (d)	453,995	446,890
4.322% 2/1/35 (d)	785,771	784,330
4.341% 3/1/35 (d)	684,944	674,208
4.381% 2/1/35 (d)	826,633	814,169
4.423% 6/1/35 (d)	500,602	497,568
4.424% 2/1/34 (d)	348,427	345,684
4.429% 3/1/35 (d)	446,647	439,752
4.455% 3/1/35 (d)	420,404	414,553
4.5% 5/1/19	43,196	41,900
4.545% 2/1/35 (d)	731,265	721,997
4.772% 3/1/33 (d)	134,271	135,395
4.772% 10/1/34 (d)	1,284,071	1,275,915
4.823% 9/1/34 (d)	644,143	640,932
4.991% 4/1/35 (d)	1,946,180	1,948,778
5.121% 4/1/35 (d)	1,816,516	1,812,882
5.217% 3/1/36 (d)	671,320	672,965
5.3% 6/1/35 (d)	1,182,814	1,183,139
5.445% 11/1/35 (d)	867,587	871,007
5.541% 1/1/36 (d)	2,464,881	2,475,573
6% 5/1/33	3,824,131	3,881,142
6% 4/1/37 (b)	40,000,000	40,313,504
6.509% 10/1/36 (d)	4,768,390	4,819,366
6.593% 7/1/36 (d)	2,223,612	2,248,193
6.64% 7/1/36 (d)	6,185,168	6,274,751
6.704% 8/1/36 (d)	773,049	786,293
7.5% 5/1/17 to 11/1/31	360,660	375,444
8% 7/1/17 to 5/1/27	47,095	49,795
8.5% 3/1/20 to 1/1/28	247,274	267,333
TOTAL FREDDIE MAC		80,914,781
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 2.4%
3.75% 1/20/34 (d)	$ 1,948,225	$ 1,935,530
4.25% 7/20/34 (d)	602,275	597,567
4.5% 2/20/37 (d)	8,144,354	7,998,745
6% 8/15/08 to 8/15/29	3,008,664	3,061,762
6.5% 6/15/08 to 7/15/36	30,834,874	31,658,850
6.5% 4/1/37 (b)	9,384,991	9,623,301
6.5% 4/1/37 (b)	7,380,904	7,568,325
7% 1/15/28 to 11/15/32	7,248,485	7,566,865
7.5% 4/15/22 to 10/15/28	1,541,952	1,623,185
8% 2/15/17 to 1/15/31	210,419	220,399
8.5% 12/15/16 to 3/15/30	61,597	66,418
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		71,920,947
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $906,105,713)		903,950,336
Asset-Backed Securities - 3.7%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	900,093	901,548
Class M2, 6.42% 2/25/34 (d)	1,075,000	1,079,179
Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	324,513	324,737
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	1,200,000	1,185,380
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0691% 9/9/30 (a)(d)	433,857	440,365
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.79% 1/6/10 (d)	555,624	555,666
Series 2006-1:
Class A3, 5.11% 10/6/10	97,000	96,826
Class B1, 5.2% 3/6/11	305,000	305,284
Class C1, 5.28% 11/6/11	1,850,000	1,853,647
Class E1, 6.62% 5/6/13 (a)	1,513,605	1,502,495
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	535,000	534,997
Class M2, 5.8% 4/25/34 (d)	425,000	424,998
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	184,387	184,572
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	1,300,000	1,285,748

	Principal Amount	Value
Argent Securities, Inc. Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	$ 1,730,000	$ 1,733,727
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 5.87% 4/25/34 (d)	1,660,000	1,663,647
Series 2004-HE3:
Class M1, 5.86% 6/25/34 (d)	175,000	175,588
Class M2, 6.44% 6/25/34 (d)	400,000	402,101
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	995,000	992,804
Class B, 5.26% 10/15/10	945,000	946,470
Class C, 5.55% 1/18/11	5,965,000	6,010,271
Class D, 7.16% 1/15/13 (a)	645,000	646,638
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	445,000	447,177
Class C, 5.77% 5/20/10 (a)	430,000	434,017
Class D, 6.15% 4/20/11 (a)	725,000	735,354
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,375,784
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	255,000	219,778
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	887,170	878,175
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	3,380,000	3,378,949
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,064,742
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,271,948
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,415,000	2,418,400
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	3,145,000	3,151,109
Series 2004-3 Class M1, 5.82% 6/25/34 (d)	625,000	626,289
Series 2004-4:
Class A, 5.69% 8/25/34 (d)	44,238	44,231
Class M2, 5.85% 6/25/34 (d)	620,000	621,234
Series 2005-1:
Class MV1, 5.72% 7/25/35 (d)	1,275,000	1,273,731
Class MV2, 5.76% 7/25/35 (d)	1,520,000	1,519,250
Asset-Backed Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	$ 2,052,000	$ 2,031,464
Class C, 5.074% 6/15/35 (a)	1,862,000	1,849,843
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	859,177
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	5,036,123
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	175,000	175,125
Class M4, 6.22% 3/25/34 (d)	125,000	125,191
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	2,335,000	2,330,805
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	1,033,909
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (d)	1,932,388	1,933,074
Series 2005-A:
Class M1, 5.75% 1/25/35 (d)	250,000	250,307
Class M2, 5.78% 1/25/35 (d)	350,000	350,271
Class M3, 5.81% 1/25/35 (d)	200,000	200,421
Class M4, 6% 1/25/35 (d)	150,000	150,536
GSAMP Trust Series 2004-FM2:
Class M1, 5.82% 1/25/34 (d)	1,498,100	1,498,156
Class M2, 6.42% 1/25/34 (d)	162,547	162,585
Class M3, 6.62% 1/25/34 (d)	118,300	118,335
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	555,543	554,837
Class M2, 5.81% 1/20/35 (d)	417,786	416,730
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,017,735
Series 2006-1:
Class A3, 5.13% 6/15/10	745,000	744,512
Class B, 5.29% 11/15/12	315,000	315,783
Class C, 5.34% 11/15/12	405,000	405,946
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (a)(d)	1,663,155	1,659,845
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,680,170
Class C, 4.13% 11/20/37 (a)	3,760,000	3,456,417
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 5.85% 6/25/34 (d)	525,000	525,396
Class M2, 6.4% 6/25/34 (d)	160,000	161,003

	Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	$ 872,375	$ 872,643
Class M2, 5.87% 7/25/34 (d)	150,000	150,053
Morgan Stanley ABS Capital I, Inc. Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	913,299	915,683
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.895% 11/25/32 (d)	1,038,917	1,039,791
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	1,750,000	299,061
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	170,770	170,066
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.84% 1/25/35 (d)	1,700,000	1,701,780
Class M4, 6.15% 1/25/35 (d)	3,650,000	3,654,863
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	1,460,000	1,460,472
Class C, 5.77% 5/25/10 (a)	1,355,000	1,356,347
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,584,103
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.85% 3/25/35 (d)	1,675,000	1,675,391
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	685,000	686,963
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.68% 2/25/34 (d)	144,126	144,678
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	2,195,000	2,180,501
Wachovia Auto Loan Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	4,000,000	4,019,485
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	2,230,000	2,226,209
TOTAL ASSET-BACKED SECURITIES (Cost $109,707,039)		109,888,641
Collateralized Mortgage Obligations - 5.9%
	Principal Amount	Value
Private Sponsor - 2.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 3C, 5.75% 2/17/52 (a)(d)	$ 770,000	$ 769,970
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7811% 11/25/34 (d)	1,843,603	1,831,236
Series 2005-E Class 2A7, 4.6084% 6/25/35 (d)	2,680,000	2,655,696
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (d)	1,917,839	1,922,448
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	713,073	714,237
Series 2005-2 Class 6A2, 5.6% 6/25/35 (d)	293,576	294,015
Series 2005-3 Class 8A2, 5.56% 7/25/35 (d)	703,782	705,241
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	121,805	121,801
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (d)	86,173	86,303
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(d)	6,490,000	6,489,740
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(d)	2,200,000	2,199,912
Series 2007-1:
Class 1C1, 5.65% 12/20/54 (d)	1,715,000	1,712,119
Class 2C1, 5.78% 12/20/54 (d)	915,000	914,178
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8577% 4/25/35 (d)	1,925,592	1,914,378
Impac CMB Trust floater:
Series 2005-1:
Class M1, 5.78% 4/25/35 (d)	590,681	591,309
Class M2, 5.82% 4/25/35 (d)	1,019,909	1,020,933
Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	569,170	570,086
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (d)	6,185,000	6,230,398
JP Morgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9516% 11/25/35 (d)	760,000	764,113
Series 2007-A1 Class 3A2, 5.012% 7/25/35 (d)	7,724,704	7,679,390

	Principal Amount	Value
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	$ 1,586,551	$ 1,591,588
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	466,548	465,309
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 5.6381% 2/25/30 (d)	1,060,611	1,061,740
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	1,047,466	1,048,757
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (d)	4,570,000	4,589,865
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (d)	1,521,452	1,525,030
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B3, 6.77% 6/10/35 (a)(d)	1,149,456	1,166,698
Class B4, 6.97% 6/10/35 (a)(d)	1,028,461	1,049,030
Class B5, 7.57% 6/10/35 (a)(d)	702,704	716,758
Class B6, 8.07% 6/10/35 (a)(d)	414,176	424,531
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 10/25/16	293,419	300,115
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 5.6406% 2/20/35 (d)	1,032,719	1,036,031
Series 2005-2 Class A2, 5.6406% 3/20/35 (d)	1,197,695	1,200,096
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (d)	2,254,705	2,262,917
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.59% 10/25/35 (d)	3,633,258	3,629,768
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1892% 10/20/35 (d)	605,000	607,404
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1102% 6/25/35 (d)	4,441,633	4,389,744
Series 2005-AR12 Class 2A6, 4.32% 7/25/35 (d)	4,711,116	4,632,964
Series 2005-AR4 Class 2A2, 4.5216% 4/25/35 (d)	3,701,291	3,653,421
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	6,240,000	6,215,748
TOTAL PRIVATE SPONSOR		80,755,017
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 3.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 3,400,000	$ 3,500,139
Series 1999-57 Class PH, 6.5% 12/25/29	2,700,000	2,770,215
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (d)	2,840,413	2,844,042
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	11,012,048
Class KD, 4.5% 7/25/18	2,625,000	2,542,761
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	237,572	230,166
Series 2004-86 Class KC, 4.5% 5/25/19	1,071,812	1,049,699
Series 2004-91 Class AH, 4.5% 5/25/29	2,251,003	2,201,399
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,922,034
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,398,867
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,583,785
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,057,334
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,950,113
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,286,150
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,515,401
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,840,242
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,466,708
sequential payer Series 2750 Class ZT, 5% 2/15/34	2,262,645	2,081,035
Series 3117 Class PC, 5% 6/15/31	20,000,000	19,790,194
TOTAL U.S. GOVERNMENT AGENCY		96,042,332
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $176,257,324)		176,797,349
Commercial Mortgage Securities - 7.0%
	Principal Amount	Value
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 1,677	$ 1,682
Series 1997-D5:
Class A2, 7.0177% 2/14/43 (d)	1,435,000	1,552,666
Class A3, 7.0677% 2/14/43 (d)	1,545,000	1,614,766
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-2 Class AAB, 5.7225% 5/10/45 (d)	2,100,000	2,159,587
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,800,032
Class A3, 5.39% 2/10/14	1,985,000	1,996,804
Banc of America Commercial Mortgage, Inc. Series 2005-1 Class A3, 4.877% 11/10/42	3,855,000	3,829,197
Banc of America Large Loan, Inc.:
floater:
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (a)(d)	835,000	835,836
Class F, 6.07% 7/14/20 (a)(d)	505,000	505,187
Class G, 6.2% 7/14/20 (a)(d)	250,000	249,935
Class H, 6.42% 7/14/20 (a)(d)	335,000	334,284
Series 2005-MIB1:
Class C, 5.63% 3/15/22 (a)(d)	390,000	390,264
Class D, 5.68% 3/15/22 (a)(d)	395,000	395,282
Class F, 5.79% 3/15/22 (a)(d)	385,000	385,286
Class G, 5.85% 3/15/22 (a)(d)	250,000	250,186
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	1,277,778	1,274,121
Class B, 6.28% 7/14/11 (a)(d)	587,321	584,841
Class C, 6.43% 7/14/11 (a)(d)	1,276,209	1,271,141
Class D, 7.06% 7/14/11 (a)(d)	783,603	783,665
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	522,328	523,225
Class B, 7.22% 4/25/34 (a)(d)	52,233	52,518
Class M1, 5.88% 4/25/34 (a)(d)	52,233	52,331
Class M2, 6.52% 4/25/34 (a)(d)	52,233	52,502
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	$ 2,002,677	$ 2,007,371
Class A2, 5.74% 1/25/35 (a)(d)	267,024	267,691
Class M1, 5.82% 1/25/35 (a)(d)	333,779	334,510
Class M2, 6.32% 1/25/35 (a)(d)	200,268	201,019
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,135,000	2,135,000
Class X2, 0.5582% 2/11/44 (a)(d)(f)	146,305,000	3,120,408
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,035,863
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	1,345,000	1,403,707
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,217,540
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,932,575
COMM:
floater Series 2002-FL7 Class D, 5.89% 11/15/14 (a)(d)	248,000	248,515
Series 2004-LBN2 Class X2, 0.9783% 3/10/39 (a)(d)(f)	6,234,989	162,916
Commercial Mortgage pass thru certificates:
floater Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(d)	658,758	658,913
Class E, 5.71% 11/15/17 (a)(d)	298,379	298,457
Class F, 5.77% 11/15/17 (a)(d)	271,253	271,333
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,771,410
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,390,145

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1997-C2 Class A3, 6.55% 1/17/35	$ 1,297,070	$ 1,302,981
Series 1999-C1 Class A2, 7.29% 9/15/41	4,964,547	5,146,859
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,685,455
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,180,971
Class A4, 4.75% 1/15/37	3,035,000	2,945,057
Series 1997-C2 Class D, 7.27% 1/17/35	1,900,000	1,935,856
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,119,575
Class D, 7.17% 5/17/40	595,000	630,136
Series 2001-CKN5 Class AX, 0.8253% 9/15/34 (a)(d)(f)	27,579,942	1,447,315
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	263,776
Series 2004-C1 Class ASP, 0.8774% 1/15/37 (a)(d)(f)	29,710,838	793,392
Series 2006-C1 Class A3, 5.555% 2/15/39 (d)	3,895,000	3,966,330
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,595,000	1,599,096
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	5,010,740
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,482,832	3,696,334
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,188,128
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,599,811
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,595,894
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,945,000	1,965,666
GS Mortgage Securities Corp. II:
sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	3,345,000	3,300,092
Series 1998-GLII Class E, 6.9707% 4/13/31 (d)	1,615,000	1,643,368
Series 2006-GG6 Class A2, 5.506% 4/10/38 (d)	2,990,000	3,027,170
Commercial Mortgage Securities - continued
	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDP10:
Class A1, 5.122% 5/15/49	$ 1,490,000	$ 1,491,162
Class BS, 5.437% 5/15/49	1,725,000	1,719,342
Class CS, 5.466% 5/15/49	745,000	742,437
Class ES, 5.7356% 5/15/49 (a)	4,663,000	4,644,768
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB14 Class A3B, 5.4863% 12/12/44 (d)	4,625,000	4,689,884
Series 2006-CB15 Class A3, 5.819% 6/12/43 (d)	5,840,000	6,004,473
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	5,065,000	4,989,185
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,324,229
Series 2001-C3 Class A1, 6.058% 6/15/20	1,944,499	1,977,428
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,720,106
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,494,495
Series 2007-C1 Class A1, 5.391% 2/15/40 (d)	1,306,604	1,315,338
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,905,062
Merrill Lynch Mortgage Trust sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	209,413
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,085,048
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	1,160,000	1,139,779
Morgan Stanley Capital I Trust:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,526,780	4,524,773
Series 2006-T23 Class A1, 5.682% 8/12/41	1,440,564	1,462,353
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (d)	4,745,000	4,785,205
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,975,000	1,976,466
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,449,868

	Principal Amount	Value
Morgan Stanley Capital I, Inc.:
sequential payer Series 2004-HQ3 Class A2, 4.05% 1/13/41	$ 2,235,000	$ 2,178,769
Series 2005-IQ9 Class X2, 1.0545% 7/15/56 (a)(d)(f)	26,053,614	1,004,706
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,298,274	2,846,019
Thirteen Affiliates of General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	7,200,000	7,252,099
Series 1:
Class D2, 6.992% 11/15/07 (a)	4,260,000	4,294,344
Class E2, 7.224% 11/15/07 (a)	2,550,000	2,560,593
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	752,838	763,362
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,546,444
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,304,862	1,276,126
Series 2007-C30 Class A3, 5.246% 12/15/43	5,940,000	5,942,198
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $209,942,338)		209,712,187
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	985,000	949,187
United Mexican States 5.875% 1/15/14	1,665,000	1,714,950
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,620,270)		2,664,137
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,275,758)	1,290,000	1,373,378
Fixed-Income Funds - 17.5%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $528,100,581)	5,309,432	526,377,088
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d)	$ 3,520,000	$ 3,673,376
TOTAL PREFERRED SECURITIES (Cost $3,520,000)		3,673,376
Cash Equivalents - 7.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.4%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) # (Cost $217,827,000)	$ 217,924,952	217,827,000
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $3,392,030,529)		3,394,307,815
NET OTHER ASSETS - (13.0)%		(390,208,873)
NET ASSETS - 100%		$ 3,004,098,942
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon default event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/07	Sept. 2037	$ 1,600,000	(224,358)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	1,900,000	(52,306)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34

	Dec. 2034	$ 775,000	$ (44,293)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	465,000	(12,122)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	465,000	(12,817)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1 Class B3, 7.5% 12/25/35	Jan. 2036	1,600,000	(195,288)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	(15,200)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 1,360,000	$ (99,752)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	(100,160)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.10% 9/25/34	Oct. 2034	1,800,000	(73,438)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.25% 4/25/36	May 2036	1,300,000	(215,347)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	1,075,000	(75,713)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 465,000	$ (2,904)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	(6,324)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	(5,207)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(23,523)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	(16,462)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon default event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36

	Sept. 2036	$ 3,700,000	$ (487,587)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	653,800	(15,128)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	307,210	(3,796)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	1,800,000	(112,534)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	1,800,000	(71,589)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 45,825	$ (303)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(76,573)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,715,000	(114,677)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon default event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	1,900,000	(283,258)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,900,000	(143,786)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 600,000	$ (43,257)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(2,112)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon default event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	2,000,000	(142,200)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,900,000	7,187
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	8,283
Receive quarterly notional amount multiplied by .62% and pay UBS upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,070,000	(5,795)

	Expiration Date	Notional Amount	Value

Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11

	March 2012	$ 840,000	$ (2,341)
Receive quarterly notional amount multiplied by 1.8% and pay Deutsche Bank upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	1,220,000	(34,028)
Receive quarterly notional amount multiplied by 1.9% and pay Bank of America upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	1,060,000	(22,210)
Receive quarterly notional amount multiplied by 2.05% and pay Deutsche Bank upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	1,595,000	(16,817)
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	1,885,000	7,556
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	3,395,000	13,609
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 4,290,000	$ 46,447
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	25,825
TOTAL CREDIT DEFAULT SWAPS		$ 55,911,835	$ (2,644,298)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(995,627)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	(179,667)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	(234,272)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	(267,917)
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,500,000	(22,523)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	$ 1,000,000	$ 10,721
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	50,000,000	203,785
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	30,000,000	186,297
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	160,050
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	1,252,477
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	396,546
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	878,576
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	2,725,643
TOTAL INTEREST RATE SWAPS		$ 398,050,000	$ 4,114,089
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	$ 50,000,000	$ (134,011)
		$ 503,961,835	$ 1,335,780
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,114,420 or 6.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $108,459.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$217,827,000 due 4/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 12,167,686
BNP Paribas Securities Corp.	12,167,686
Banc of America Securities LLC	44,557,183
Bank of America, NA	12,167,686
Barclays Capital, Inc.	54,754,587
Bear Stearns & Co., Inc.	3,041,921
Citigroup Global Markets, Inc.	3,041,921
Countrywide Securities Corp.	30,419,214
UBS Securities LLC	38,816,889
WestLB AG	6,692,227
$ 217,827,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 7,295,888

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 528,129,201	$ -	$ -	$ 526,377,088	4.0%
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,394,083,514. Net unrealized appreciation aggregated $224,301, of which $22,419,942 related to appreciated investment securities and $22,195,641 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007